Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document Information Line Items
Entity Registrant Name	Delwinds Insurance Acquisition Corp.
Document Type	S-4/A
Amendment Flag	true
Amendment Description	This Amendment No. 5 to the Registration Statement on Form S-4 (File No. 333-264216) (this “Amendment No. 5”) is being filed solely to file certain exhibits to the Registration Statement. This Amendment No. 5 does not modify any provision of the joint proxy statement/consent solicitation statement/prospectus contained in Part I. Accordingly, the joint proxy statement/consent solicitation statement /prospectus has been omitted.
Entity Central Index Key	0001812360
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE